SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2020
TEMPORARY EQUITY AND SHAREHOLDERS' DEFICIT
SHAREHOLDERS' EQUITY

13.SHAREHOLDERS’ EQUITY

Common Stock

On December 21, 2020, the Company’s common stock and warrants began trading on the Nasdaq Global Select Market under the ticker symbols “OPEN” and “OPENW,” respectively. Pursuant to the Company’s certificate of incorporation, the Company is authorized to issue 3,000,000,000 shares of common stock with a par value of $0.0001 per share. As of December 31, 2020, the Company had 540,714,692 shares of common stock issued and outstanding.

Prior to the Business Combination, the Company had outstanding shares of Series A, Series B, Series C, Series C-1, Series D, Series D-1, Series E, Series E-1, and Series E-2 convertible preferred stock (collectively, “Preferred Stock”). Immediately prior to the Business Combination, all shares of the Company’s outstanding Preferred Stock converted into a total of 194.9 million shares of Opendoor Labs Inc. common stock on a one-for-one basis. Upon the Closing, Opendoor Labs Inc. common stock converted to Opendoor Technologies common stock with the application of the Exchange Ratio as discussed in Note 2 — Business Combinations.

Preferred Stock

Pursuant to the Company’s certificate of incorporation, the Company is authorized to issue 100,000,000 shares of preferred stock having a par value of $0.0001 per share (“Opendoor Technologies Preferred Stock”). The Company’s board of directors has the authority to issue Opendoor Technologies Preferred Stock and to determine the rights, preferences, privileges and restrictions, including voting rights, of those shares. As of December 31, 2020, there were no shares of Opendoor Technologies Preferred Stock issued and outstanding.

Dividends

Common stock is entitled to dividends when and if declared by the Company’s board of directors, subject to the rights of all classes of stock outstanding having priority rights to dividends. The Company has not paid any cash dividends on common stock to date. The Company may retain future earnings, if any, for the further development and expansion of its business and has no current plans to pay cash dividends for the foreseeable future. Any future determination to pay dividends will be made at the discretion of the Company’s board of directors and will depend on, among other things, the Company’s financial condition, results of operations, capital requirements, restrictions contained in future agreements and financing instruments, business prospects and such other factors as the Company’s board of directors may deem relevant.